Notes Payable – Related Party (Tables)	6 Months Ended
Jun. 30, 2023
Notes Payable – Related Party [Abstract]
Schedule of Finance Expense	During the six month period ended June 30, 2023, the Company recorded finance expense of $0 (December 31, 2022 - $60,770). As of June 30, 2023, all notes are fully accreted.
Amount ($)
Balance, December 31, 2021	2,786,183
Foreign currency adjustment	(177,690)
Repayments	(64,550)
Finance expense	60,770
Balance, December 31, 2022	2,604,713
Foreign currency adjustment	44,209
Repayments	(664,697)
Balance, June 30, 2023	1,984,225
Current	1,984,225
Non-current	0